SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 658,586	$ 619,662
Shipping and handling revenues	129,761	281,842
Cash balance insured by FDIC per financial institution	250,000
Product development costs	$ 174,000	$ 159,000
Warehouse fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	2 years
Warehouse equipment [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Furniture and fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Computer hardware [Member]
Significant Accounting Policies [Line Items]
Useful lives	3 years